Pledged Assets and Collateral, Pledged Assets (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Security Owned and Pledged as Collateral, [Abstract]
Assets	[1]	$ 1,881,016	$ 1,948,068
Equity securities, carried at fair value		28,383	39,098
Available-for-sale debt securities		113,594	177,244
Held-to-maturity debt securities		297,059	272,022
Equity securities		64,414	72,886
VIEs that we consolidate [Member]
Security Owned and Pledged as Collateral, [Abstract]
Assets		7,220	7,529
Carrying value [Member]
Security Owned and Pledged as Collateral, [Abstract]
Held-to-maturity debt securities		297,059	272,022
Carrying value [Member] | VIEs that we consolidate [Member]
Security Owned and Pledged as Collateral, [Abstract]
Assets		5,100	4,800
Held for trading at fair value [Member]
Security Owned and Pledged as Collateral, [Abstract]
Off-balance sheet repledged third-party owned debt and equity securities		38,191	31,087
Asset pledged as collateral [Member]
Security Owned and Pledged as Collateral, [Abstract]
Assets		485,921	420,516
Loans eligible for repurchase from GNMA securitizations		749	109
Asset pledged as collateral [Member] | Carrying value [Member] | VIEs that we consolidate [Member]
Security Owned and Pledged as Collateral, [Abstract]
Assets		5,064	4,781
Asset pledged as collateral [Member] | Carrying value [Member] | VIEs that we consolidate and VIEs that we do not consolidate [Member]
Security Owned and Pledged as Collateral, [Abstract]
Assets		5,813	4,890
Asset pledged as collateral [Member] | Related to non-trading activities [Member]
Security Owned and Pledged as Collateral, [Abstract]
Assets		412,156	369,339
Available-for-sale debt securities		50,538	65,198
Held-to-maturity debt securities		17,477	13,843
Asset pledged as collateral [Member] | Loans receivable [Member] | Related to non-trading activities [Member]
Security Owned and Pledged as Collateral, [Abstract]
Assets		344,000	288,698
Asset pledged as collateral [Member] | Other financial assets [Member] | Related to non-trading activities [Member]
Security Owned and Pledged as Collateral, [Abstract]
Equity securities		141	1,600
Asset pledged as collateral with right [Member] | Held for trading at fair value [Member]
Security Owned and Pledged as Collateral, [Abstract]
Assets		67,952	46,287
Equity securities, carried at fair value		1,477	984
Asset pledged as collateral with right [Member] | Trading debt securities and other [Member]
Security Owned and Pledged as Collateral, [Abstract]
Assets		$ 28,284	$ 14,216

[1]	Our consolidated assets at December 31, 2022 and 2021, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $71 million and $71 million; Loans, $4.8 billion and $4.5 billion; All other assets, $191 million and $234 million; and Total assets, $5.1 billion and $4.8 billion, respectively.